SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	$ 15,250,751	$ 16,107,293
Additions other than through business combinations, intangible assets other than goodwill	492,900	438,228
Increase (decrease) in intangible assets other than goodwill		876,000
Amortisation, intangible assets other than goodwill	(2,046,418)	(2,170,770)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(1,784,137)
Intangible assets other than goodwill at end of period	11,913,096	15,250,751
Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	398,967
Intangible assets other than goodwill at end of period	306,139	398,967
Film library [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	3,923,530
Intangible assets other than goodwill at end of period	2,442,390	3,923,530
Customer list [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	3,150,000
Intangible assets other than goodwill at end of period	1,668,046	3,150,000
Customer relationship [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	145,309
Intangible assets other than goodwill at end of period	69,621	145,309
Gross carrying amount [member] | Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	2,909,106	2,470,878
Additions other than through business combinations, intangible assets other than goodwill	492,900	438,228
Increase (decrease) in intangible assets other than goodwill
Amortisation, intangible assets other than goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	3,402,006	2,909,106
Gross carrying amount [member] | Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	7,632,945	6,932,945
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill		700,000
Amortisation, intangible assets other than goodwill	(11,514)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(194,531)
Intangible assets other than goodwill at end of period	7,426,900	7,632,945
Gross carrying amount [member] | Film library [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	3,923,530
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill		4,600,000
Amortisation, intangible assets other than goodwill	(541,176)	(676,470)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(939,964)
Intangible assets other than goodwill at end of period	2,442,390	3,923,530
Gross carrying amount [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	3,150,000
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill		4,200,000
Amortisation, intangible assets other than goodwill	(840,000)	(1,050,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(641,954)
Intangible assets other than goodwill at end of period	1,668,046	3,150,000
Gross carrying amount [member] | Customer relationship [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	145,309	8,642,168
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill		(8,624,000)
Amortisation, intangible assets other than goodwill	(68,000)	127,141
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(7,688)
Intangible assets other than goodwill at end of period	69,621	145,309
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	(2,510,139)	(1,938,698)
Additions other than through business combinations, intangible assets other than goodwill
Increase (decrease) in intangible assets other than goodwill
Amortisation, intangible assets other than goodwill	(585,728)	(571,441)
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	$ (3,095,867)	$ (2,510,139)